Benefit Plans (Defined Benefits Plan Assets, Target Allocations) (Details)	Dec. 31, 2018	Dec. 31, 2017
Equity Securities [Member]
Target Allocation	38.00%
Percentage of plan assets	33.00%	35.00%
Debt Securities [Member]
Target Allocation	56.00%
Percentage of plan assets	58.00%	55.00%
Cash and Cash Equivalents [Member]
Target Allocation	0.00%
Percentage of plan assets	1.00%	0.00%
Real Estate [Member]
Target Allocation	6.00%
Percentage of plan assets	8.00%	10.00%